Average Annual Total Returns - FidelityFreedomIndexFunds-PremierIIComboPRO - FidelityFreedomIndexFunds-PremierIIComboPRO - Fidelity Freedom Index Income Fund	Aug. 16, 2024
Fidelity Freedom Index Income Fund - Premier II Class | Return Before Taxes
Average Annual Return:
Past 1 year	8.43%
Since Inception	1.35%	[1]
Fidelity Freedom Index Income Fund - Premier II Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.21%
Since Inception	0.33%	[1]
Fidelity Freedom Index Income Fund - Premier II Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.04%
Since Inception	0.65%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	(2.41%)
F1898
Average Annual Return:
Past 1 year	8.47%
Since Inception	1.46%

[1]	A From June 24, 2020 .